Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Common Stock [Member] Goodvision Inc [Member]		Common Stock [Member] Goodvision Inc [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Goodvision Inc [Member]		Additional Paid-in Capital [Member] Goodvision Inc [Member] Previously Reported [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] Goodvision Inc [Member]		Retained Earnings [Member]	Retained Earnings [Member] Goodvision Inc [Member]		Retained Earnings [Member] Goodvision Inc [Member] Previously Reported [Member]	Total	Goodvision Inc [Member]		Goodvision Inc [Member] Previously Reported [Member]
Balance at Sep. 30, 2023														$ 43,305				$ 43,305
Balance, shares at Sep. 30, 2023			1,000,000
Net income (loss)														25,911				25,911
Balance at Sep. 30, 2024			$ 50,000	[1]			(50,000)	[1]				[1]		69,216	[1]	$ 69,215		69,216	[1]	$ 69,215
Balance, shares at Sep. 30, 2024			10,000	[1]	1,000,000
Balance at Mar. 10, 2024
Balance, shares at Mar. 10, 2024
Shares issued for subscription receivables		$ 173				24,827											25,000
Balance, shares		2,300,000
Issuance of ordinary shares to underwriter		$ 10				127,990											128,000
Issuance of ordinary shares to underwriter, shares		133,333
Net income (loss)													(79,422)				(79,422)
Balance at Dec. 31, 2024		$ 183				152,817							(79,422)				73,578
Balance, shares at Dec. 31, 2024		2,433,333
Balance at Sep. 30, 2024			$ 50,000	[1]			(50,000)	[1]				[1]		69,216	[1]	69,215		69,216	[1]	69,215
Balance, shares at Sep. 30, 2024			10,000	[1]	1,000,000
Net income (loss)														(6,510)				(6,510)
Balance at Jun. 30, 2025		$ 186	$ 50,000	[1]		201,148	(50,000)	[1]				[1]	(102,125)	62,706	[1]		99,209	62,706	[1]
Balance, shares at Jun. 30, 2025		2,475,000	10,000	[1]
Balance at Sep. 30, 2024			$ 50,000	[1]			(50,000)	[1]				[1]		69,216	[1]	69,215		69,216	[1]	69,215
Balance, shares at Sep. 30, 2024			10,000	[1]	1,000,000
Net income (loss)																80,700		80,700		80,700
Balance at Sep. 30, 2025			$ 50,000	[1]			(50,000)	[1]				[1]		149,916	[1]	149,916		149,916	[1]	149,916
Balance, shares at Sep. 30, 2025			10,000	[1]	1,000,000
Balance at Dec. 31, 2024		$ 183				152,817							(79,422)				73,578
Balance, shares at Dec. 31, 2024		2,433,333
Net income (loss)
Balance at Mar. 31, 2025		$ 183	$ 50,000	[1]		152,817	(50,000)	[1]				[1]	(79,422)	113,274	[1]		73,578	113,274	[1]
Balance, shares at Mar. 31, 2025		2,433,333	10,000	[1]
Balance at Dec. 31, 2024		$ 183				152,817							(79,422)				73,578
Balance, shares at Dec. 31, 2024		2,433,333
Net income (loss)																	(22,703)
Balance at Jun. 30, 2025		$ 186	$ 50,000	[1]		201,148	(50,000)	[1]				[1]	(102,125)	62,706	[1]		99,209	62,706	[1]
Balance, shares at Jun. 30, 2025		2,475,000	10,000	[1]
Balance at Dec. 31, 2024		$ 183				152,817							(79,422)				73,578
Balance, shares at Dec. 31, 2024		2,433,333
Issuance of ordinary shares to underwriter		$ 3				48,331											48,334
Issuance of ordinary shares to underwriter, shares		41,667
Net income (loss)													245,454				245,454
Proceeds from sale of public units		$ 450				59,999,550											60,000,000
Proceeds from sale of public units, shares		6,000,000
Proceeds from sale of 252,500 private units		$ 19				2,524,981											2,525,000
Proceeds from sale of 252,500 private units, shares		252,500
Underwriter’s commission						(1,200,000)											(1,200,000)
Transfer of other offering costs to APIC						(760,106)											(760,106)
Reclassification of ordinary shares subject to possible redemption to temporary equity		$ (450)				(59,125,550)											(59,126,000)
Issuance of ordinary shares to underwriter, shares		(6,000,000)
Allocation of offering costs to ordinary shares subject to redemption						1,930,704											1,930,704
Forfeiture of ordinary shares		$ (23)				23
Forfeiture of ordinary shares, shares		(300,000)															(300,000)
Transaction costs paid on behalf of the Company						(3,233,928)											$ (3,233,928)
Balance at Dec. 31, 2025		$ 182				336,822							166,032				503,036
Balance, shares at Dec. 31, 2025		2,427,500
Balance at Mar. 31, 2025		$ 183	$ 50,000	[1]		152,817	(50,000)	[1]				[1]	(79,422)	113,274	[1]		73,578	113,274	[1]
Balance, shares at Mar. 31, 2025		2,433,333	10,000	[1]
Issuance of ordinary shares to underwriter		$ 3				48,331											48,334
Issuance of ordinary shares to underwriter, shares		41,667
Net income (loss)													(22,703)	(50,568)			(22,703)	(50,568)
Balance at Jun. 30, 2025		$ 186	$ 50,000	[1]		201,148	(50,000)	[1]				[1]	(102,125)	62,706	[1]		99,209	62,706	[1]
Balance, shares at Jun. 30, 2025		2,475,000	10,000	[1]
Balance at Sep. 30, 2025			$ 50,000	[1]			(50,000)	[1]				[1]		149,916	[1]	$ 149,916		149,916	[1]	$ 149,916
Balance, shares at Sep. 30, 2025			10,000	[1]	1,000,000
Shares issued for subscription receivables	[2]						50,000				(50,000)
Net income (loss)														(690,384)				(690,384)
Balance at Jun. 30, 2026		$ 182	$ 50,000								(50,000)		201,995	(540,468)			202,177	(540,468)
Balance, shares at Jun. 30, 2026		2,427,500	10,000	[1]
Balance at Dec. 31, 2025		$ 182				336,822							166,032				503,036
Balance, shares at Dec. 31, 2025		2,427,500
Net income (loss)													(53,287)				(53,287)
Transaction costs paid on behalf of the Company						94,000											94,000
Subsequent measurement of ordinary shares subject to possible redemption						(430,822)							(100,528)				(531,350)
Balance at Mar. 31, 2026		$ 182	$ 50,000								(50,000)		12,217	(587,105)			12,399	(587,105)
Balance, shares at Mar. 31, 2026		2,427,500	10,000
Balance at Dec. 31, 2025		$ 182				336,822							166,032				503,036
Balance, shares at Dec. 31, 2025		2,427,500
Net income (loss)																	319,070
Balance at Jun. 30, 2026		$ 182	$ 50,000								(50,000)		201,995	(540,468)			202,177	(540,468)
Balance, shares at Jun. 30, 2026		2,427,500	10,000	[1]
Balance at Mar. 31, 2026		$ 182	$ 50,000								(50,000)		12,217	(587,105)			12,399	(587,105)
Balance, shares at Mar. 31, 2026		2,427,500	10,000
Net income (loss)													372,357	46,637			372,357	46,637
Transaction costs paid on behalf of the Company						357,009											357,009
Subsequent measurement of ordinary shares subject to possible redemption						(357,009)							(182,579)				(539,588)
Balance at Jun. 30, 2026		$ 182	$ 50,000								$ (50,000)		$ 201,995	$ (540,468)			$ 202,177	$ (540,468)
Balance, shares at Jun. 30, 2026		2,427,500	10,000	[1]

[1]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.
[2]	See Note 9 - Stock Subscription Receivable.